INTANGIBLE ASSETS (Tables)	9 Months Ended	12 Months Ended
	Jul. 31, 2021	Oct. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
SUMMARY OF INTANGIBLE ASSETS

Intangible assets, net consisted of the following (in thousands):

	July 31, 2021	October 31, 2020

Patents	$4,705	$4,479
Licenses	777	777
Software	117	117
Total intangibles	5,599	5,373
Accumulated amortization	(2,308)	(2,112)
Intangible assets	$3,291	$3,261

Intangible assets consist of the following (in thousands):

	October 31,
	2020	2019
Patents	$4,479	$5,833
License	777	777
Software	117	117
Total intangibles	5,373	6,727
Accumulated amortization	(2,112)	(2,152)
Net intangible assets	$3,261	$4,575

SCHEDULE OF CARRYING VALUE OF INTANGIBLE ASSETS

As of July 31, 2021, the estimated amortization expense by fiscal year based on the current carrying value of intangible assets is as follows (in thousands):

Fiscal year ending October 31,

2021 (Remaining)	$68
2022	273
2023	273
2024	273
2025	273
Thereafter	2,131
Total	$3,291

At October 31, 2020, the estimated amortization expense by fiscal year based on the current carrying value of intangible assets is as follows (in thousands):

2021	$289
2022	289
2023	289
2024	289
2025	289
Thereafter	1,816
Total	$3,261